Equity - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ (577)	€ (372)
Fair value	75,371	74,612
Loans and advances
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	146	169
Revaluation losses	(121)	(71)
Net revaluation gains/(losses)	25	98
Debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	289	364
Revaluation losses	(891)	(834)
Net revaluation gains/(losses)	(602)	(470)
Fair value	58,970	58,305
Issued by public Public-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	90	118
Revaluation losses	0	0
Net revaluation gains/(losses)	90	118
Fair value	11,447	10,142
Issued by public Public-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	47	61
Revaluation losses	(42)	(36)
Net revaluation gains/(losses)	5	25
Fair value	5,484	6,469
Issued by public Public-sector | America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	105	109
Revaluation losses	(645)	(528)
Net revaluation gains/(losses)	(540)	(419)
Fair value	33,044	31,685
Issued by Private-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	8	8
Revaluation losses	(5)	(6)
Net revaluation gains/(losses)	3	2
Fair value	279	376
Issued by Private-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	27	28
Revaluation losses	(5)	(15)
Net revaluation gains/(losses)	22	13
Fair value	4,045	4,672
Issued by Private-sector | America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	12	40
Revaluation losses	(194)	(249)
Net revaluation gains/(losses)	(182)	(209)
Fair value	€ 4,671	€ 4,961